Employee Contribution Plan (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Employee Contribution Plan
Total expenses incurred for government statutory employee benefit plans	¥ 1,546,308	$ 217,793	¥ 1,131,829	¥ 829,440